Fair Value Measurements (Fair Value and Cost of Non-Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying Value [Member]
Total Assets	$ 6.4	$ 6.8
Carrying Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Cost	0.3	0.3
Carrying Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Cost	2.1	2.3
Carrying Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Cost	4.0	4.0
Carrying Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Cost	0.0	0.1
Carrying Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Cost	0.0	0.1
Carrying Value [Member] | Debt [Member]
Long-term Debt	1,393.6	1,363.1
Fair Value [Member]
Total Master Trust Assets, Fair Value	8.9	8.8
Total Assets	8.9	8.8
Fair Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.3	0.3
Fair Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Fair Value	4.5	4.2
Fair Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.1	4.1
Fair Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Fair Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Fair Value	0.0	0.1
Fair Value [Member] | Debt [Member]
Debt, Fair Value	$ 1,571.6	$ 1,404.0